Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	13 Months Ended	25 Months Ended	37 Months Ended	49 Months Ended	61 Months Ended
	Apr. 23, 2021	May 31, 2026	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
Capital Group Central Corporate Bond Fund (Class M)
Account Value [Line Items]
Line Graph and Table Measure Name		Capital Group Central Corporate Bond Fund — Class M
Accumulated Value	$ 10,000		$ 8,991	$ 8,881	$ 9,213	$ 9,745	$ 10,312
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Accumulated Value	$ 10,000		$ 9,191	$ 8,994	$ 9,112	$ 9,609	$ 10,102